Statements of Operations - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Operating and formation costs	$ 552,633	$ 1,423,490
Franchise tax expense	182,466	200,800
Loss from operations	(735,099)	(1,624,290)
Expensed offering costs	(1,020,874)
Unrealized gains on investments held in Trust Account	18,824	1,721,085
Realized gains on investments held in Trust Account	18,126	2,241,175
Loss on change in fair value of derivative liability – forward purchase agreement	(456,000)	(468,000)
Gain on change in fair value of warrant liabilities	6,666,000	10,302,000
Income before income taxes	4,490,977	12,171,970
Income tax expense		(758,878)
Net income	$ 4,490,977	$ 11,413,092
Common Class A [Member]
Basic and diluted weighted average shares outstanding (in Shares)	11,144,578	25,000,000
Basic and diluted net income per share (in Dollars per share)	$ 0.26	$ 0.37
Common Class B [Member]
Basic and diluted weighted average shares outstanding (in Shares)	6,099,398	6,250,000
Basic and diluted net income per share (in Dollars per share)	$ 0.26	$ 0.37